Exhibit 99.1

World Omni Auto Receivables Trust 2021-A
Monthly Servicer Certificate
September 30, 2021

Dates Covered
Collections Period	09/01/21 - 09/30/21
Interest Accrual Period	09/15/21 - 10/14/21
30/360 Days	30
Actual/360 Days	30
Distribution Date	10/15/21

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 08/31/21	831,792,293.97	38,352
Yield Supplement Overcollateralization Amount 08/31/21	38,715,515.31	0
Receivables Balance 08/31/21	870,507,809.28	38,352
Principal Payments	34,042,362.28	863
Defaulted Receivables	529,134.94	21
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 09/30/21	36,760,652.77	0
Pool Balance at 09/30/21	799,175,659.29	37,468

Pool Statistics	$ Amount	# of Accounts
Pool Factor	72.22%
Prepayment ABS Speed	1.72%
Aggregate Starting Principal Balance	1,157,521,164.95	46,418

Delinquent Receivables:
Past Due 31-60 days	4,932,682.34	212
Past Due 61-90 days	1,171,288.55	51
Past Due 91-120 days	271,457.35	16
Past Due 121+ days	0.00	0
Total	6,375,428.24	279

Total 31+ Delinquent as % Aggregate Ending Principal Balance	0.76%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.17%
Delinquency Trigger Occurred	NO

Recoveries	394,920.21
Aggregate Net Losses/(Gains) - September 2021	134,214.73
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.19%
Prior Net Losses Ratio	0.18%
Second Prior Net Losses Ratio	0.22%
Third Prior Net Losses Ratio	0.16%
Four Month Average	0.19%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.12%

Overcollateralization Target Amount	9,190,520.08
Actual Overcollateralization	9,190,520.08
Weighted Average Contract Rate	3.60%
Weighted Average Contract Rate, Yield Adjusted	5.77%
Weighted Average Remaining Term	54.10

Flow of Funds	$ Amount
Collections	37,029,379.40
Investment Earnings on Cash Accounts	146.61
Servicing Fee	(725,423.17)
Transfer to Collection Account	0.00
Available Funds	36,304,102.84

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	177,616.03
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	17,616.00
(5) Noteholders' Second Priority Principal Distributable Amount	6,531,023.30
(6) Class C Interest	12,252.33
(7) Noteholders' Third Priority Principal Distributable Amount	16,520,000.00
(8) Required Reserve Account	0.00
(9) Noteholders' Principal Distributable Amount	9,190,520.08
(10) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(11) Distribution to Certificateholders	3,855,075.10

Total Distributions of Available Funds	36,304,102.84

Servicing Fee	725,423.17
Unpaid Servicing Fee	0.00
Change in amount of the unpaid servicing fee from the prior period	0.00

Note Balances & Note Factors	$ Amount
Original Class A	1,048,620,000.00
Original Class B	33,030,000.00
Original Class C	16,520,000.00

Total Class A, B, & C
Note Balance @ 09/15/21	822,226,682.59
Principal Paid	32,241,543.38
Note Balance @ 10/15/21	789,985,139.21

Class A-1
Note Balance @ 09/15/21	0.00
Principal Paid	0.00
Note Balance @ 10/15/21	0.00
Note Factor @ 10/15/21	0.0000000%

Class A-2
Note Balance @ 09/15/21	282,056,682.59
Principal Paid	32,241,543.38
Note Balance @ 10/15/21	249,815,139.21
Note Factor @ 10/15/21	68.8195976%

Class A-3
Note Balance @ 09/15/21	390,600,000.00
Principal Paid	0.00
Note Balance @ 10/15/21	390,600,000.00
Note Factor @ 10/15/21	100.0000000%

Class A-4
Note Balance @ 09/15/21	100,020,000.00
Principal Paid	0.00
Note Balance @ 10/15/21	100,020,000.00
Note Factor @ 10/15/21	100.0000000%

Class B
Note Balance @ 09/15/21	33,030,000.00
Principal Paid	0.00
Note Balance @ 10/15/21	33,030,000.00
Note Factor @ 10/15/21	100.0000000%

Class C
Note Balance @ 09/15/21	16,520,000.00
Principal Paid	0.00
Note Balance @ 10/15/21	16,520,000.00
Note Factor @ 10/15/21	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	207,484.36
Total Principal Paid	32,241,543.38
Total Paid	32,449,027.74

Class A-1
Coupon	0.13857%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.17000%
Interest Paid	39,958.03
Principal Paid	32,241,543.38
Total Paid to A-2 Holders	32,281,501.41

Class A-3
Coupon	0.30000%
Interest Paid	97,650.00
Principal Paid	0.00
Total Paid to A-3 Holders	97,650.00

Class A-4
Coupon	0.48000%
Interest Paid	40,008.00
Principal Paid	0.00
Total Paid to A-4 Holders	40,008.00

Class B
Coupon	0.64000%
Interest Paid	17,616.00
Principal Paid	0.00
Total Paid to B Holders	17,616.00

Class C
Coupon	0.89000%
Interest Paid	12,252.33
Principal Paid	0.00
Total Paid to C Holders	12,252.33

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.1889365
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	29.3593372
Total Distribution Amount	29.5482737

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.1100772
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	88.8196787
Total A-2 Distribution Amount	88.9297559

A-3 Interest Distribution Amount	0.2500000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.2500000

A-4 Interest Distribution Amount	0.4000000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	0.4000000

B Interest Distribution Amount	0.5333333
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.5333333

C Interest Distribution Amount	0.7416665
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	0.7416665

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	202.57
Noteholders' Third Priority Principal Distributable Amount	512.38
Noteholders' Principal Distributable Amount	285.05

Account Balances	$ Amount
Reserve Account
Balance as of 09/15/21	5,504,632.16
Investment Earnings	118.08
Investment Earnings Paid	(118.08)
Deposit/(Withdrawal)	-
Balance as of 10/15/21	5,504,632.16
Change	-

Required Reserve Amount	5,504,632.16

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$4,508,622.66	$4,689,959.26	$4,418,694.98
Number of Extensions	157	169	163
Ratio of extensions to Beginning of Period Receivables Balance	0.52%	0.52%	0.47%